Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2017
Separate Financial Statements [Abstract]
Investments in joint ventures
Investments in joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

			$ million
	2017	2016	2015[a]
Sales and other operating revenues	11,380	10,081	9,588
Profit before interest and taxation	1,394	1,612	785
Finance costs	100	156	188
Profit before taxation	1,294	1,456	597
Taxation	117	490	625
Profit (loss) for the year	1,177	966	(28)
Other comprehensive income	8	5	(1)
Total comprehensive income	1,185	971	(29)
Non-current assets	10,139	10,874
Current assets	2,419	3,257
Total assets	12,558	14,131
Current liabilities	1,687	2,087
Non-current liabilities	2,927	3,520
Total liabilities	4,614	5,607
Net assets	7,944	8,524
Group investment in joint ventures
Group share of net assets (as above)	7,944	8,524
Loans made by group companies to joint ventures	50	85
	7,994	8,609
[a] The loss for 2015 shown in the table above included $711 million relating to BP`s share of impairment losses recognized by joint ventures, a significant element of which related to the Angola LNG plant.

In December 2017, BP completed a cash-free transaction with Bridas Corporation (Bridas) in which its interests in the oil and gas producer Pan American Energy (PAE) and Bridas’ interest in the refiner and marketer Axion Energy (Axion) were combined to form a new integrated energy company. PAE was previously owned 60% by BP and 40% by Bridas. The new company, Pan American Energy Group, is owned equally by BP and Bridas.
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2017		2016		2015
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,929	352	2,760	291	2,841	245

						$ million
Purchases from joint ventures		2017		2016		2015
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,257	176	943	120	861	104

The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.